Breakdown of Contractual Assets and Liabilities, and Capitalized Costs (Tables)	12 Months Ended
Dec. 31, 2022
Revenue From Contracts With Customers [Abstract]
Movement of contractual assets and contractual liabilities
The movement of contractual assets and capitalized costs in 2022 and 2021 is as follows:

Millions of euros	Balance at 12/31/2021	Additions	Disposals	Transfers	Translation differences and hyperinflation adjustments	Balance at 12/31/2022
Long-term contractual assets (Note 12)	209	261	(12)	(100)	1	359
Contractual assets	210	261	(12)	(100)	1	360
Impairment losses	(1)	—	—	—	—	(1)
Short-term contractual assets (Note 14)	133	294	(337)	100	5	195
Contractual assets	141	295	(340)	100	6	202
Impairment losses	(8)	(1)	3	—	(1)	(7)
Total	342	555	(349)	—	6	554

Millions of euros	Balance at 12/31/2020	Additions	Disposals	Transfers	Translation differences and hyperinflation adjustments	Balance at 12/31/2021
Long-term contractual assets (Note 12)	145	113	—	(49)	—	209
Contractual assets	146	113	—	(49)	—	210
Impairment losses	(1)	—	—	—	—	(1)
Short-term contractual assets (Note 14)	104	180	(198)	48	(1)	133
Contractual assets	113	182	(201)	48	(1)	141
Impairment losses	(9)	(2)	3	—	—	(8)
Total	249	293	(198)	(1)	(1)	342
The movement of contractual liabilities of contracts with customers in 2022 and 2021 is as follows:

Millions of euros	Balance at 12/31/2021	Additions	Disposals (previous years)	Disposals (current year)	Transfers	Translation differences and hyperinflation adjustments	Other movements	Balance at 12/31/2022
Long-term contractual liabilities (Note 21)	829	300	(2)	—	(242)	6	—	891
Short-term contractual liabilities (Note 22)	958	5,546	(984)	(4,756)	236	16	22	1,038
Total	1,787	5,846	(986)	(4,756)	(6)	22	22	1,929

Millions of euros	Balance at 12/31/2020	Additions	Disposals (previous years)	Disposals (current year)	Transfers	Translation differences and hyperinflation adjustments	Other movements	Balance at 12/31/2021
Long-term contractual liabilities (Note 21)	762	270	(4)	(11)	(206)	18	—	829
Short-term contractual liabilities (Note 22)	976	5,182	(725)	(4,694)	204	2	13	958
Total	1,738	5,452	(729)	(4,705)	(2)	20	13	1,787

Movement of deferred expenses
The movement of the deferred expenses in 2021 and 2020 is as follows:

Millions of euros	Balance at 12/31/2021	Additions	Disposals	Transfers	Translation differences and hyperinflation adjustments	Other movements	Balance at 12/31/2022
Non-current capitalized costs (Note 12)	555	820	(2)	(547)	19	9	854
Of obtaining a contract	371	671	—	(447)	6	9	610
Of fulfilling a contract	184	149	(2)	(100)	13	—	244
Impairment losses	—	—	—	—	—	—	—
Current capitalized costs (Note 14)	668	630	(987)	547	20	7	885
Of obtaining a contract	537	509	(801)	448	10	7	710
Of fulfilling a contract	131	121	(186)	99	10	—	175
Impairment losses	—	—	—	—	—	—	—
Total	1,223	1,450	(989)	—	39	16	1,739

Millions of euros	Balance at 12/31/2020	Additions	Disposals	Transfers	Translation differences and hyperinflation adjustments	Other movements	Balance at 12/31/2021
Non-current capitalized costs (Note 12)	331	631	—	(401)	(6)	—	555
Of obtaining a contract	212	496	—	(334)	(3)	—	371
Of fulfilling a contract	119	135	—	(67)	(3)	—	184
Impairment losses	—	—	—	—	—	—	—
Current capitalized costs (Note 14)	580	489	(799)	400	(2)	—	668
Of obtaining a contract	469	388	(653)	333	—	—	537
Of fulfilling a contract	111	101	(146)	67	(2)	—	131
Impairment losses	—	—	—	—	—	—	—
Total	911	1,120	(799)	(1)	(8)	—	1,223

Maturity schedule of contractual liabilities
The maturity schedule of contractual liabilities at December 31, 2022 is as follows:

Millions of euros	2023	2024	2025	Subsequent years	Total
Contractual liabilities, activation fees	23	9	2	1	35
Contractual liabilities, sales of prepay cards	524	—	—	—	524
Contractual liabilities, services	308	75	30	64	477
Contractual liabilities, sales of handsets	26	5	—	—	31
Contractual liabilities, sales of other equipments	3	—	—	20	23
Contractual liabilities, irrevocable rights to use	70	69	62	421	622
Other contractual liabilities	84	17	16	100	217
Maturity of performance obligations	1,038	175	110	606	1,929